Equity (Details)	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Shares outstanding	4,268,720,013
Shares in treasury	270,287,567
Total issued shares	4,539,007,580
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	4,268,720,001
Shares in treasury	270,287,567
Total issued shares	4,539,007,568
Previ [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	397,061,482
Previ [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	397,061,482
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	286,347,055
Mitsui Co. Ltd [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	286,347,055
Blackrock Inc [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	289,063,618
Blackrock Inc [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	289,063,618
Shareholders With More Than 5 Of Total Capital [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	972,472,155
Shareholders With More Than 5 Of Total Capital [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	972,472,155
Free Floating [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	3,296,247,846
Free Floating [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	3,296,247,846
Golden shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12
Total issued shares	12
Golden shares [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12